Disaggregated Revenue - Schedule of Disaggregated Revenue by Major Product Categories (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 55,755,660	$ 7,109,878	$ 60,236,666
Disaggregated cost of sale	33,216,843	4,235,762	34,437,339
Private-labelled Apparel Products [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	28,740,350	3,664,926	32,710,445
Disaggregated cost of sale	25,702,047	3,277,486	29,052,173
Own-branded Apparel Products [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	27,015,310	3,444,952	27,526,221
Disaggregated cost of sale	$ 7,514,796	$ 958,276	$ 5,385,166